Shareholder Report	6 Months Ended
Sep. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Dreyfus Institutional Preferred Money Market Funds
Entity Central Index Key	0001038520
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2025
C000007598 [Member]
Shareholder Report [Line Items]
Fund Name	Dreyfus Institutional Preferred Government Plus Money Market Fund
Class Name	Institutional Shares
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Dreyfus Institutional Preferred Government Plus Money Market Fund (the “Fund”) for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dreyfus.com/sitelets/government-plus.html. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	dreyfus.com/sitelets/government-plus.html
Expenses [Text Block]
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares*	$0	0.00%**
*	During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc.
**	Annualized.

Expenses Paid, Amount	$ 0	[1]
Expense Ratio, Percent	0.00%	[1],[2]
Net Assets	$ 894,000,000
Holdings Count | Holding	5
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 9/30/25 )
Fund Size (Millions)	Number of Holdings
$894	5

Holdings [Text Block]	Portfolio Holdings (as of 9/30/25 ) Allocation of Holdings (Based on Net Assets) * Amount represents less than .1%.

[1]	During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc.
[2]	Annualized.